Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Segment Information

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six months ended June 30, 2025 and 2024:

	Six months ended June 30,
	2025	2024
	USD in thousands

Revenue	6,984	6,198
Cost of goods sold and cost of advertising (1)	(6,973)	(5,999)
Operating expenses (2)	(7,937)	(2,679)
Other segment items (3)	5,184	(1,395)
Net loss	(2,742)	(3,875)

(1)	Includes cost of goods sold and direct advertising expenses related to Amazon and other sites.

(2)	Operating expenses include payroll (which are not included in the cost of goods sold), interest income (expense), net, exchange rate differences, advertising and marketing expenses which are not included in cost of advertising rent, insurance, travel and entertainment, income taxes, consultants fee, legal fees and miscellaneous expenses.

(3)	Other segment expense items include equity losses, changes in fair value of derivative liabilities, loss from change in value of investment at fair value, depreciation and amortization of intangible assets and changes in deferred taxes, net.

Schedule of Revenues are Attributed to Geographic Areas	Revenues are attributed to geographic areas:
	Six months ended June 30,
	2025	2024
	USD in thousands

America	1,631	1,374
Europe	5,353	4,824
	6,984	6,198